December 12, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”) 1933 Act File No. 333-208542 1940 Act File No. 811-23121

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) of Regulation C under the Securities Act of 1933, as amended, transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in:

1.	a Supplement, pursuant to Rule 497(e), dated December 4, 2018, to the currently effective Prospectus for the following series:

•	Protective Life Dynamic Allocation Series – Conservative Portfolio
•	Protective Life Dynamic Allocation Series – Moderate Portfolio

If you have any questions regarding this filing, please call (303) 336-5065.

Respectfully,

/s/ James D Kerr

James Kerr, Esq.

Assistant Secretary

Legal Counsel

Enclosure (via EDGAR only)

cc:	Byron Hittle, Esq. Thea Kelley

151 Detroit Street, Denver, CO 80206 T (303) 336 4000 janushenderson.com Janus Capital Management LLC serves as an investment adviser.